Financial Instruments And Financial Risk Management - Summary of Long Term Loan Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Long Term Loan Receivable [Line Items]
Interest receivable	$ 837	$ 0
Total Loans receivable, long-term	21,224	18,633
Verdant Creations LLC [Member]
Disclosure Of Long Term Loan Receivable [Line Items]
Long-term loans receivable	20,020	16,007
Lighthouse [Member]
Disclosure Of Long Term Loan Receivable [Line Items]
Long-term loans receivable	0	2,236
Other Loan [Member]
Disclosure Of Long Term Loan Receivable [Line Items]
Long-term loans receivable - Other	$ 367	$ 390